SCHEDULE OF SUPPLEMENTAL INFORMATION WITH RESPECT TO CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Supplemental Information With Respect To Cash Flows
Trade and other receivables	$ (229,849)	$ 345,845	$ (116,604)
Prepaids	(90,129)	143,831	(19,238)
Inventory	(628,689)	1,164,117	(3,028,071)
Advances to suppliers	1,014,555	(892,375)	314,315
Accounts payable and accrued liabilities	2,046,829	123,349	814,229
Total	2,112,717	884,767	(2,035,069)
Right of use asset current	288,753	42,000	174,352
Lease liabilities current	$ 288,753	$ 42,000	174,351
Capital reserve			232,300
Issued capital current			4,138,000
Capital settlement of debt			$ 3,200,000